NOTE 1- General	12 Months Ended
Dec. 31, 2025
Notes
NOTE 1- General:

NOTE 1- General:

A.Description of the Company and its operations:

BioHarvest Sciences Inc. (the “Company” or “BioHarvest Sciences”), together with its wholly owned subsidiaries, was incorporated under the Business Corporations Act of British Columbia on April 19, 2013. The Company fully owns BioHarvest Ltd. (“BioHarvest”), a company incorporated in Israel and commenced its activity on July 2007, and Superfood Nutraceuticals Inc. ("Superfood") a wholly owned subsidiary incorporated in Delaware, USA in July 2014.

In July 2014, BioHarvest incorporated a Delaware based wholly owned subsidiary, BioHarvest Inc ("BioHarvest Inc").

The Company is publicly listed and traded on the Nasdaq Stock Market under the symbol BHST and traded on the Frankfurt Stock Exchange, Munich Stock Exchange, Stuttgart Stock Exchange and Dusseldorf Stock Exchange under the symbol 8MV0.

In February 2025, the Company completed a voluntary delisting process of its common shares from the Canadian Securities Exchange and continue to be listed on the Nasdaq Stock Market.

The registered address of the Company is 1140-625 Howe St., Vancouver, BC V6C 2T6, Canada.

Description of Business

The Company is a biotechnology company that has developed the Botanical Synthesis Platform Technology, which enables the Company to grow, on an industrial scale, the active and beneficial ingredients in certain fruits and plants without the need to grow the plant itself. The Botanical Synthesis Platform Technology is the only non-genetically modified organism platform that can produce plant cells with significantly higher concentrations of active ingredients (as compared to those that are produced naturally), as well as extremely high levels of solubility and bio-availability. The Botanical Synthesis Platform Technology is economical, ensures consistency and avoids the negative environmental impacts associated with traditional agriculture by providing consistent product production, a year-round production cycle and products that are devoid of sugar, calories and contaminants, such as pesticides, heavy metals and residues.

The Company is currently focused on utilizing the Botanical Synthesis Platform Technology to develop the next generation of science-based and clinically proven therapeutic solutions through two business units:

1.The Products Business Unit - Nutraceuticals: Research, development, manufacturing, marketing and sales of science-based health and wellness nutraceutical solutions which are manufactured and sold as dietary supplements, functional food and beverages (capsules, powders, chews and other delivery mechanisms such as coffee, teas and powder electrolyte beverages).

2.The CDMO Services Business Unit - comprising a Contract Development and Manufacturing Operation (“CDMO”) that offers customers from the pharmaceuticals, cosmeceuticals, nutraceuticals and nutrition industries the development and future manufacturing of specific plant-based active molecules, via an end-to-end service agreement.

B.Going concern:

The consolidated financial statements have been prepared on a going concern basis in accordance with International Financial Reporting Standards. Management has evaluated the Company's ability to continue as a going concern for a period of at least twelve months from the date these consolidated financial statements are issued.

The Company has a history of operating losses and has not yet achieved sustained cash-flow profitability. For the year ended December 31, 2025, the Company generated revenues of $34,508 and incurred a net operating loss. As of December 31, 2025, the Company had cash and cash equivalents of $23,025. These conditions, together with the need for continued investment in operations and the uncertainty regarding the timing and availability of additional financing, represent factors that raise substantial doubt about the Company’s ability to continue as a going concern.

The Company may require additional capital to fund its long-term growth strategy and planned capital investments. If required, the Company intends to raise such capital through one or more of the following: the issuance of equity or equity-linked securities, debt financing, strategic collaborations, licensing arrangements or other financing transactions. The Company is listed on the Nasdaq Capital Market and has previously demonstrated access to the capital markets; however, there can be no assurance that additional financing will be available on acceptable terms, or at all.

Based on management’s assessment, the Company has adequate resources to continue in operational existence for the foreseeable future. Accordingly, despite the factors noted above, the going concern basis of preparation remains appropriate, and these consolidated financial statements do not include any adjustments that might result from the outcome of uncertainties related to the going concern assessment.

The consolidated financial statements of the Company were authorized for issue by the Board of Directors on March 31, 2026.

C.War in Israel:

The Company’s principal place of business, operations and its facilities, where most of its employees are employed, are located in Rehovot and Yavne, Israel. In addition, the majority of the Company’s key employees and senior management are Israeli citizens.

On October 7, 2023, Hamas militants infiltrated Israel’s southern border from the Gaza Strip and carried out attacks against civilian and military targets in Israel. Following these events, the Government of Israel declared war against Hamas and the Israel Defense Forces initiated a large-scale mobilization of military reservists. Hostilities between Israel and Hamas continued through 2023, 2024 and 2025. On October 9, 2025, the Israeli Cabinet approved a ceasefire and hostage exchange agreement between Israel and Hamas that was brokered by the United States and took effect on October 10, 2025.

During this period, hostilities also escalated along Israel’s northern border involving Hezbollah forces operating from Lebanon. On November 27, 2024, Israel and Lebanon agreed to a ceasefire arrangement that remained in effect until February 18, 2025.

In June 2025, tensions between Israel and Iran escalated significantly and resulted in military operations between the two countries. On June 24, 2025, Israel and Iran agreed to an immediate ceasefire.

On February 28, 2026, the United States and Israel conducted coordinated aerial operations targeting military and governmental facilities in Iran. Subsequently, Iran launched missile attacks across parts of the Middle East and Hezbollah launched barrages of rockets toward northern Israel, leading to retaliatory actions by Israel. As of the date of these financial statements, hostilities in the region have intensified and involve multiple parties, including Israel, the United States, Iran and Hezbollah.

The evolving regional security situation has created and may continue to create significant uncertainty and could adversely affect Israel's economy, the Company's operations, employees, business partners, supply chain and overall business environment. The Company confirms that it has a business continuity plan and procedures in place, ensuring operational and financial continuity. As of the date of these financial statements, the Company has not experienced a material adverse impact on its operations; however, the Company continues to monitor the situation closely and cannot predict the ultimate impact that these developments may have on its business, financial condition or results of operations and have implemented several measurements (e.g., remote work protocols/safety stock) to mitigate potential disruptions.